Other Financial Assets	12 Months Ended
Dec. 31, 2025
Disclosure of other financial assets [abstract]
Other Financial Assets

NOTE 9. OTHER FINANCIAL ASSETS
As of the indicated dates, the balances of “Other Financial Assets” were as follows:

	12.31.25	12.31.24
Receivables from Spot Sales of Foreign Currency Pending Settlement	—	57,038,868
Receivables from Spot Sales of Government Securities Pending Settlement	44,409,764	1,550,526,304
Sundry Debtors	130,401,492	199,026,497
Mutual Funds	373,568,761	412,881,158
Premiums from financial guarantee contracts	5,522,449	11,853,651
Interest accrued receivable	6,995,546	28,217,679
Fiduciary Participation Certificates	16,814,620	25,744,011
Balances from claims pending recovery	503,101	75,105
Others	879,894	748,485
Minus: Allowances	(1,026,213)	(1,925,376)
Total	578,069,414	2,284,186,382
The credit rating quality analysis of Other Financial Assets as of December 31, 2025, was as follows:

	Debtors for Sale of Foreign Currency	Debtors for Cash sale of Government Securities to be Settled	Sundry Debtors	Mutual Funds	Premiums from financial guarantee contracts	Interest accrued receivable	Fiduciary participation certificates	Balances from claims pending recovery
Not yet due	—	44,409,764	130,243,011	373,568,761	5,522,449	6,995,546	16,814,620	1,382,995
Impaired/Uncollectible	—	—	158,481	—	—	—	—	—
Allowances	—	—	(1,026,213)	—	—	—	—	—
Total	—	44,409,764	129,375,279	373,568,761	5,522,449	6,995,546	16,814,620	1,382,995
The main factors considered by the Group to determine the impaired assets are their due date status and the possibility to realize the related collateral, if appropriate.
Related-party information is disclosed in Note 51.